Prospectus Supplement                                              222801 02/05

dated February 25, 2005 to:
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PUTNAM GLOBAL NATURAL RESOURCES FUND
Prospectuses dated December 30, 2004

The second paragraph under the heading "Who manages the fund?" is replaced with the following:

Putnam Management's investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. The members of the Global Equity Research Team are responsible for the day-to-day management of the fund. The names of all team members can be found at www.putnaminvestments.com.

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over the last five years is shown.


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Portfolio Leaders        Since  Employer                        Positions Over Past Five Years
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
Maria E. Drew            2005   Putnam Management               Analyst
                                2003 - Present
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                                Delaware Investments            Analyst/Portfolio Manager
                                2000 - 2003
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                                Donaldson, Lufkin & Jenrette    Associate Analyst
                                1999 - 2000
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Christopher J. O'Malley  2005   Putnam Management               Analyst
                                2001 - Present
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